UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trust & Fiduciary Management Services Inc.
Address:  50 Federal Street, 6th floor
          Boston, MA  02110

Form 13F File Number:  28-06643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Carhart
Title:    President
Phone:    617-896-3689

Signature, Place, and Date of Signing:

      /s/ Steve Carhart                Boston, MA             March 25, 2013
      -----------------               -------------           --------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $   107,602
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
ABBOTT LABS                    COM              002824100          52         786 SH       SOLE                                  786
AGRIUM INC                     COM              008916108          41         413 SH       SOLE                                  413
ANNALY CAP MGMT INC            COM              035710409       3,692     262,960 SH       SOLE                              262,960
ASTRAZENECA PLC                SPONSORED ADR    046353108          38         801 SH       SOLE                                  801
AVON PRODS INC                 COM              054303102          41       2,869 SH       SOLE                                2,869
BP PLC                         SPONSORED ADR    055622104          37         879 SH       SOLE                                  879
BP PRUDHOE BAY RTY TR          UNIT BEN INT     055630107       3,925      57,259 SH       SOLE                               57,259
BECTON DICKINSON & CO          COM              075887109          35         442 SH       SOLE                                  442
BHP BILLITON LTD               SPONSORED ADR    088606108          42         532 SH       SOLE                                  532
BLACKROCK KELSO CAPITAL CORP   COM              092533108       4,929     489,931 SH       SOLE                              489,931
BRISTOL MYERS SQUIBB CO        COM              110122108          39       1,199 SH       SOLE                                1,199
CVR PARTNERS LP                COM              126633106       2,164      85,739 SH       SOLE                               85,739
CHEVRON CORP NEW               COM              166764100          22         200 SH       SOLE                                  200
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109          46         984 SH       SOLE                                  984
CITIGROUP INC                  COM NEW          172967424          34         849 SH       SOLE                                  849
COCA COLA CO                   COM              191216100          25         700 SH       SOLE                                  700
DANAHER CORP DEL               COM              235851102          31         549 SH       SOLE                                  549
DONNELLEY R R & SONS CO        COM              257867101       1,856     206,432 SH       SOLE                              206,432
EMERSON ELEC CO                COM              291011104          33         619 SH       SOLE                                  619
FIRST TR ABERDEEN GLBL OPP F   COM SHS          337319107       4,752     266,227 SH       SOLE                              266,227
GENERAL ELECTRIC CO            COM              369604103          51       2,406 SH       SOLE                                2,406
GIANT INTERACTIVE GROUP INC    ADR              374511103          43       7,944 SH       SOLE                                7,944
HARRIS CORP DEL                COM              413875105          44         894 SH       SOLE                                  894
HEWLETT PACKARD CO             COM              428236103          33       2,291 SH       SOLE                                2,291
INTEL CORP                     COM              458140100          29       1,422 SH       SOLE                                1,422
INTERNATIONAL BUSINESS MACHS   COM              459200101          55         285 SH       SOLE                                  285
ISHARES TR                     MSCI EMERG MKT   464287234         156       3,522 SH       SOLE                                3,522
JOHNSON & JOHNSON              COM              478160104          35         500 SH       SOLE                                  500
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105       1,939      62,412 SH       SOLE                               62,412
MASCO CORP                     COM              574599106          24       1,422 SH       SOLE                                1,422
MCDONALDS CORP                 COM              580135101          32         365 SH       SOLE                                  365
MESABI TR                      CTF BEN INT      590672101       2,175      85,452 SH       SOLE                               85,452
MICROSOFT CORP                 COM              594918104          24         909 SH       SOLE                                  909
MOODYS CORP                    COM              615369105          14         271 SH       SOLE                                  271
MORGAN STANLEY EM MKTS DM DE   COM              617477104       4,245     252,091 SH       SOLE                              252,091
MYLAN INC                      COM              628530107          37       1,335 SH       SOLE                                1,335
NATIONAL GRID PLC              SPON ADR NEW     636274300          43         756 SH       SOLE                                  756
NISKA GAS STORAGE PARTNERS L   UNIT LTD LIABI   654678101       2,254     206,767 SH       SOLE                              206,767
PVR PARTNERS L P               COM UNIT REPTG L 693665101       4,492     172,888 SH       SOLE                              172,888
PEARSON PLC                    SPONSORED ADR    705015105          40       2,062 SH       SOLE                                2,062
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106          42       1,134 SH       SOLE                                1,134
PFIZER INC                     COM              717081103          19         745 SH       SOLE                                  745
PITNEY BOWES INC               COM              724479100       1,910     179,537 SH       SOLE                              179,537
PROCTER & GAMBLE CO            COM              742718109          27         401 SH       SOLE                                  401
PUTNAM MANAGED MUN INCOM TR    COM              746823103         292      36,180 SH       SOLE                               36,180
RAYTHEON CO                    COM NEW          755111507          12         208 SH       SOLE                                  208
ROGERS COMMUNICATIONS INC      CL B             775109200          46       1,006 SH       SOLE                                1,006
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206          37         540 SH       SOLE                                  540
SPX CORP                       COM              784635104          48         688 SH       SOLE                                  688
SAP AG                         SPON ADR         803054204          48         597 SH       SOLE                                  597
SPECTRA ENERGY CORP            COM              847560109          28       1,020 SH       SOLE                                1,020
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100          46       2,670 SH       SOLE                                2,670
TATA MTRS LTD                  SPONSORED ADR    876568502          45       1,570 SH       SOLE                                1,570
THERMO FISHER SCIENTIFIC INC   COM              883556102          46         718 SH       SOLE                                  718
TUPPERWARE BRANDS CORP         COM              899896104          17         260 SH       SOLE                                  260
UNITED PARCEL SERVICE INC      CL B             911312106          50         674 SH       SOLE                                  674
AVENUE INCOME CR STRATEGIES    COM              05358E106       2,472     136,055 SH       SOLE                              136,055
THE ADT CORPORATION            COM              00101J106          26         560 SH       SOLE                                  560
AT&T INC                       COM              00206R102           4         121 SH       SOLE                                  121
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100           2         151 SH       SOLE                                  151
AMERICAN CAPITAL AGENCY CORP   COM              02503X105       4,214     145,818 SH       SOLE                              145,818
AMERICAN CAP LTD               COM              02503Y103          28       2,289 SH       SOLE                                2,289
AMERICAN CAP MTG INVT CORP     COM              02504A104       4,226     179,307 SH       SOLE                              179,307
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108          43         489 SH       SOLE                                  489
APOLLO COML REAL EST FIN INC   COM              03762U105       2,431     149,815 SH       SOLE                              149,815
ATHENAHEALTH INC               COM              04685W103          84       1,142 SH       SOLE                                1,142
BCE INC                        COM NEW          05534B760          41         955 SH       SOLE                                  955
BLACKROCK CORPOR HI YLD FD V   COM              09255N102       2,020     160,844 SH       SOLE                              160,844
BLACKROCK DEBT STRAT FD INC    COM              09255R103       2,193     510,061 SH       SOLE                              510,061
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102          46         556 SH       SOLE                                  556
CONOCOPHILLIPS                 COM              20825C104          18         304 SH       SOLE                                  304
DIAGEO P L C                   SPON ADR NEW     25243Q205          40         345 SH       SOLE                                  345
ENI S P A                      SPONSORED ADR    26874R108          43         874 SH       SOLE                                  874
EATON VANCE LTD DUR INCOME F   COM              27828H105       4,052     243,224 SH       SOLE                              243,224
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109       4,407     102,665 SH       SOLE                              102,665
EXXON MOBIL CORP               COM              30231G102          96       1,109 SH       SOLE                                1,109
FIFTH STREET FINANCE CORP      COM              31678A103       2,360     226,489 SH       SOLE                              226,489
FRONTIER COMMUNICATIONS CORP   COM              35906A108       4,639   1,083,943 SH       SOLE                            1,083,943
GLOBAL HIGH INCOME FUND INC    COM              37933G108       2,074     160,556 SH       SOLE                              160,556
INVESCO MUNI INCOME OPP TRST   COM              46132X101         574      78,390 SH       SOLE                               78,390
ISHARES SILVER TRUST           ISHARES          46428Q109          48       1,650 SH       SOLE                                1,650
JPMORGAN CHASE & CO            COM              46625H100          34         766 SH       SOLE                                  766
MANULIFE FINL CORP             COM              56501R106          10         718 SH       SOLE                                  718
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100          63       1,350 SH       SOLE                                1,350
MEDICAL PPTYS TRUST INC        COM              58463J304       2,828     236,466 SH       SOLE                              236,466
MERCK & CO INC NEW             COM              58933Y105          41       1,004 SH       SOLE                                1,004
MIZUHO FINL GROUP INC          SPONSORED ADR    60687Y109          37       9,977 SH       SOLE                                9,977
NOVARTIS A G                   SPONSORED ADR    66987V109          42         656 SH       SOLE                                  656
NU SKIN ENTERPRISES INC        CL A             67018T105          23         618 SH       SOLE                                  618
NUVEEN PREM INCOME MUN FD 2    COM              67063W102          14         900 SH       SOLE                                  900
NUVEEN PFD INCOME OPPRTNY FD   COM              67073B106       4,942     508,966 SH       SOLE                              508,966
PROSPECT CAPITAL CORPORATION   COM              74348T102          37       3,447 SH       SOLE                                3,447
SPDR GOLD TRUST                GOLD SHS         78463V107         149         922 SH       SOLE                                  922
SANOFI                         SPONSORED ADR    80105N105          49       1,044 SH       SOLE                                1,044
STATOIL ASA                    SPONSORED ADR    85771P102          36       1,442 SH       SOLE                                1,442
STONEMOR PARTNERS L P          COM UNITS        86183Q100       1,888      90,631 SH       SOLE                               90,631
SYNGENTA AG                    SPONSORED ADR    87160A100          44         550 SH       SOLE                                  550
TELUS CORP                     NON-VTG SHS      87971M202          42         638 SH       SOLE                                  638
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106       4,175     160,577 SH       SOLE                              160,577
VERIZON COMMUNICATIONS INC     COM              92343V104          38         888 SH       SOLE                                  888
WABCO HLDGS INC                COM              92927K102          50         760 SH       SOLE                                  760
WPP PLC                        ADR              92933H101          50         683 SH       SOLE                                  683
WELLS FARGO ADVANTAGE MULTI    COM SHS          94987D101       4,506     278,671 SH       SOLE                              278,671
WESTERN ASSET GLB HI INCOME    COM              95766B109       2,276     165,150 SH       SOLE                              165,150
WINDSTREAM CORP                COM              97381W104          25       3,004 SH       SOLE                                3,004
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101          43         654 SH       SOLE                                  654
COVIDIEN PLC                   SHS              G2554F113          46         801 SH       SOLE                                  801
EATON CORP PLC                 SHS              G29183103          38         697 SH       SOLE                                  697
SEADRILL LIMITED               SHS              G7945E105       4,061     110,340 SH       SOLE                              110,340
SEAGATE TECHNOLOGY PLC         SHS              G7945M107          37       1,217 SH       SOLE                                1,217
GARMIN LTD                     SHS              H2906T109          16         395 SH       SOLE                                  395
PENTAIR LTD                    SHS              H6169Q108          13         263 SH       SOLE                                  263
TYCO INTERNATIONAL LTD         SHS              H89128104          33       1,123 SH       SOLE                                1,123
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104          40         465 SH       SOLE                                  465
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100          53         935 SH       SOLE                                  935
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102       1,814     147,712 SH       SOLE                              147,712
SAFE BULKERS INC               COM              Y7388L103       1,346     400,563 SH       SOLE                              400,563
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS    Y8564M105       2,170      57,437 SH       SOLE                               57,437